Organization and principal activities - Additional Information (Detail)	Jul. 08, 2022	Dec. 06, 2021 CNY (¥)	Nov. 02, 2021 CNY (¥)	Oct. 09, 2021 USD ($)
Organization And Principal Activities [Line Items]
Conversion ratio	100
Golden Stone Hong Kong Holding Limited [Member]
Organization And Principal Activities [Line Items]
Consideration | $				$ 94,192
Limited Partnership, Ownership Interest				1.00%
Jerryken Shanghai [Member]
Organization And Principal Activities [Line Items]
Consideration			¥ 49,494,900
Limited Partnership, Ownership Interest			82.49%
Other Shareholders [Member]
Organization And Principal Activities [Line Items]
Consideration		¥ 10,437,500
Limited Partnership, Ownership Interest		17.33%
Golden Stone HK [Member]
Organization And Principal Activities [Line Items]
Consideration		¥ 105,500
Limited Partnership, Ownership Interest		0.18%